Summary of Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Financial Data (unaudited)
17.	Summary of Quarterly Financial Data (unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended December 31, 2016, 2015 and 2014 (in thousands, except per share data):

Quarterly statements of operations data

	Quarters Ended
2016 (unaudited)	March 31	June 30	September 30	December 31
Revenue	$—	$—	$45	$83
Loss from operations	(10,742)	(10,221)	(7,201)	(8,292)
Net loss	(11,207)	(10,706)	(8,152)	(6,035)
Net loss applicable to common stock	(11,207)	(10,706)	(8,152)	(6,035)
Basic and diluted net loss per share	$(0.06)	$(0.05)	$(0.04)	$(0.02)
Basic and diluted weighted average number of shares of common stock outstanding	178,115	196,554	214,714	244,094

	Quarters Ended
2015 (unaudited)	March 31	June 30	September 30	December 31
Revenue	$—	$—	$—	$—
Loss from operations	(9,650)	(10,181)	(9,828)	(9,714)
Net loss	(9,616)	(10,151)	(9,912)	(10,162)
Net loss applicable to common stock	(9,616)	(10,151)	(9,912)	(10,162)
Basic and diluted net loss per share	$(0.06)	$(0.06)	$(0.06)	$(0.06)
Basic and diluted weighted average number of shares of common stock outstanding	159,459	162,128	163,614	163,614

	Quarters Ended
2014 (unaudited)	March 31	June 30	September 30	December 31
Revenue	$—	$—	$—	$—
Loss from operations	(6,839)	(7,202)	(7,884)	(7,354)
Net loss	(6,371)	(7,152)	(7,866)	(7,313)
Net loss applicable to common stock	(6,371)	(7,152)	(7,866)	(7,313)
Basic and diluted net loss per share	$(0.06)	$(0.06)	$(0.06)	$(0.05)
Basic and diluted weighted average number of shares of common stock outstanding	105,054	115,587	123,287	145,257